INCOME TAXES (Components of Income Tax (Benefit) Expense) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current income tax benefit	$ 0.0	$ (0.1)	$ 0.0	$ (0.1)	$ 0.5	$ 0.8	$ 1.7
Deferred income tax (benefit) expense	(4.4)	1.9	9.8	(5.3)	(8.8)	7.2	(12.5)
Total income tax (benefit) expense	$ (4.4)	$ 1.8	$ 9.8	$ (5.4)	$ (8.3)	$ 8.0	$ (10.8)